                                   SUPPLEMENT
                               DATED MAY 13, 2008
                           TO THE CURRENTLY EFFECTIVE
                 CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS
                               DATED MARCH 1, 2008
                FOR THE HARTFORD MUTUAL FUNDS (THE "PROSPECTUS")


THE PROSPECTUS REFERENCED ABOVE IS REVISED AS FOLLOWS:


THE HARTFORD HIGH YIELD MUNICIPAL BOND FUND

         Effective immediately, The Fund's Investment Manager, Hartford Investment Financial Services, LLC ("HIFSCO"), has agreed to extend the waiver of the management fee through August 31, 2008. Accordingly, in the Prospectus under the heading "The Hartford High Yield Municipal Bond Fund - Your Expenses," footnote 2 to the table is deleted and replaced with the following:

         (2) HIFSCO has agreed to waive 100% of the management fee through August 31, 2008.


THE HARTFORD STRATEGIC INCOME FUND

         Currently, the Fund's Investment Manager, HIFSCO, has agreed to waive 100% of the management fee through May 31, 2008. Effective June 1, 2008, HIFSCO has agreed to waive 0.30% of the management fee through August 31, 2008. Accordingly, in the Prospectus under the heading "The Hartford Strategic Income Fund - Your Expenses," footnote 2 to the table is deleted and replaced with the following effective June 1, 2008:

       (2) HIFSCO has agreed to waive 0.30% of the management fee through August 31, 2008.


THE HARTFORD HIGH YIELD MUNICIPAL BOND FUND AND THE HARTFORD STRATEGIC INCOME
FUND

         Effective June 1, 2008, in the section entitled "Management of the Funds -- Management Fees" of the Prospectus, references in the Management Fee charts to High Yield Municipal Bond Fund and Strategic Income Fund are deleted and the following new chart is added:

     HIGH YIELD MUNICIPAL BOND FUND (2) AND STRATEGIC INCOME FUND (3)

Average Daily Net Assets                                             Annual Rate
First $500 million                                                     0.550%
Next $500 million                                                      0.500%
Next $4 billion                                                        0.475%
Next $5 billion                                                        0.455%
Over $10 billion                                                       0.445%

(2) HIFSCO has voluntarily agreed to waive the management fee until August 31, 2008.

(3) Effective June 1, 2008, HIFSCO has voluntarily agreed to waive 0.30% of the management fee until August 31, 2008.

 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                                   SUPPLEMENT
                               DATED MAY 13, 2008
                           TO THE CURRENTLY EFFECTIVE
                            CLASS I SHARES PROSPECTUS
                               DATED MARCH 1, 2008
                FOR THE HARTFORD MUTUAL FUNDS (THE "PROSPECTUS")

THE PROSPECTUS REFERENCED ABOVE IS REVISED AS FOLLOWS:


THE HARTFORD HIGH YIELD MUNICIPAL BOND FUND

         Effective immediately, The Fund's Investment Manager, Hartford Investment Financial Services, LLC ("HIFSCO"), has agreed to extend the waiver of the management fee through August 31, 2008. Accordingly, in the Prospectus under the heading "The Hartford High Yield Municipal Bond Fund - Your Expenses," footnote 1 to the table is deleted and replaced with the following:

       (1) HIFSCO has agreed to waive 100% of the management fee through August 31, 2008.


THE HARTFORD STRATEGIC INCOME FUND

         Currently the Fund's Investment Manager, HIFSCO, has agreed to waive 100% of the management fee through May 31, 2008. Effective June 1, 2008, HIFSCO has agreed to waive 0.30% of the management fee through August 31, 2008. Accordingly, in the Prospectus under the heading "The Hartford Strategic Income Fund - Your Expenses," footnote 1 to the table is deleted and replaced with the following effective June 1, 2008:

       (1) HIFSCO has agreed to waive 0.30% of the management fee through August 31, 2008.


THE HARTFORD HIGH YIELD MUNICIPAL BOND FUND AND THE HARTFORD STRATEGIC INCOME
FUND

         Effective June 1, 2008, in the section entitled "Management of the Funds -- Management Fees" of the Prospectus, references in the Management Fee charts to High Yield Municipal Bond Fund and Strategic Income Fund are deleted and the following new chart is added:

     HIGH YIELD MUNICIPAL BOND FUND (2) AND STRATEGIC INCOME FUND (3)

Average Daily Net Assets                                             Annual Rate
First $500 million                                                     0.550%
Next $500 million                                                      0.500%
Next $4 billion                                                        0.475%
Next $5 billion                                                        0.455%
Over $10 billion                                                       0.445%


(2) HIFSCO has voluntarily agreed to waive the management fee until August 31, 2008.

(3) Effective June 1, 2008, HIFSCO has voluntarily agreed to waive 0.30% of the management fee until August 31, 2008.


 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                                   SUPPLEMENT
                               DATED MAY 13, 2008
                           TO THE CURRENTLY EFFECTIVE
                            CLASS Y SHARES PROSPECTUS
                               DATED MARCH 1, 2008
                FOR THE HARTFORD MUTUAL FUNDS (THE "PROSPECTUS")


THE PROSPECTUS REFERENCED ABOVE IS REVISED AS FOLLOWS:


THE HARTFORD STRATEGIC INCOME FUND

1. Effective June 1, 2008, The Fund's Investment Manager, Hartford Investment Financial Services, LLC ("HIFSCO"), has agreed to waive 0.30% of the management fee through August 31, 2008. Accordingly, in the Prospectus under the heading "The Hartford Strategic Income Fund - Your Expenses," footnote 1 to the table is deleted and replaced with the following:

       (1) HIFSCO has agreed to waive 0.30% of the management fee through August 31, 2008.


2. Effective June 1, 2008, the reference in the Management Fee charts to the Strategic Income Fund in the section entitled "Management of the Funds -- Management Fees" of the Prospectus is deleted and the following new chart is added:

       STRATEGIC INCOME FUND (2)

Average Daily Net Assets                                             Annual Rate
First $500 million                                                     0.550%
Next $500 million                                                      0.500%
Next $4 billion                                                        0.475%
Next $5 billion                                                        0.455%
Over $10 billion                                                       0.445%

(2) Effective June 1, 2008. HIFSCO has voluntarily agreed to waive 0.30% of the management fee until August 31, 2008.


 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                                   SUPPLEMENT
                               DATED MAY 13, 2008
         TO THE COMBINED STATEMENT OF ADDITIONAL INFORMATION (THE "SAI")
                          FOR THE HARTFORD MUTUAL FUNDS
                               DATED MARCH 1, 2008


THE SAI REFERENCED ABOVE IS REVISED EFFECTIVE JUNE 1, 2008 AS FOLLOWS:


THE HARTFORD HIGH YIELD MUNICIPAL BOND FUND AND THE HARTFORD STRATEGIC INCOME
FUND


         In the section entitled "Investment Management Arrangements -- Management Fees" of the SAI, references in the Management Fee charts to High Yield Municipal Bond Fund and Strategic Income Fund are deleted and the following new chart is added:

         HIGH YIELD MUNICIPAL BOND FUND (2) AND STRATEGIC INCOME FUND (3)

Average Daily Net Assets                                             Annual Rate
First $500 million                                                     0.550%
Next $500 million                                                      0.500%
Next $4 billion                                                        0.475%
Next $5 billion                                                        0.455%
Over $10 billion                                                       0.445%

(2) Effective June 1, 2008, HIFSCO has voluntarily agreed to waive the management fee until August 31, 2008.

(3) Effective June 1, 2008. HIFSCO has voluntarily agreed to waive 0.30% of the management fee until August 31, 2008.


     THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR SAI FOR FUTURE REFERENCE.